Capital and reserves	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Capital and reserves

18 Capital and reserves

(a)	Share capital

	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2020	2,456,520,738	614.12

Changes during the year

– share option schemes	70,859	0.02

31 December 2020	2,456,591,597	614.14

Allotted and fully paid

1 January 2019	2,456,415,884	614.09

Changes during the year

– share option schemes	104,854	0.03

31 December 2019	2,456,520,738	614.12

Allotted and fully paid

1 January 2018	2,456,278,414	614.06

Changes during the year

– share option schemes	137,470	0.03

31 December 2018	2,456,415,884	614.09

(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2020	103	101	26,414	26,618

31 December 2019	94	101	26,414	26,609

31 December 2018	91	101	26,414	26,606

Share premium account

The share premium account includes the difference between the value of shares issued and their nominal value. The share premium increase includes £2 million (2019: £3 million; 2018: £4 million) in respect of ordinary shares issued under the Company’s share option schemes. A further £7 million (2019: £nil; 2018: £nil) increase in share premium is related to shares repurchased and not cancelled that have been transferred from the Company to other Group undertakings, to be granted to certain employees on vesting of awards, and represents the excess of transfer price of the share over the original weighted average cost of shares.

Capital redemption account

On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity.

Merger reserve account

The merger reserve comprises:

a.

In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves; and

b.

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group. Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of £22,666 million was credited to merger reserves.

(c)	Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) comprise:

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2020	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,400

Differences on exchange	(2,582)	–	–	–	–	(2,582)	–	–

Cash flow hedges

– net fair value losses	–	(256)	–	–	–	(256)	–	–

– reclassified and reported in profit for the year	–	90	–	–	–	90	–	–

Net investment hedges

– net fair value losses	(16)	–	–	–	–	(16)	–	–

– differences on exchange on borrowings	(163)	–	–	–	–	(163)	–	–

Associates - share of OCI, net of tax (note 5)	(95)	(3)	–	–	–	(98)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	44	–	–	–	44	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	105

– surplus recognition (note 11)	–	–	–	–	–	–	–	10

Associates - share of OCI, net of tax (note 5)	–	–	(31)	–	–	(31)	–	(3)

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(26)
Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(33)	–	–	–	(33)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	88

– treasury shares used for share option schemes	–	–	–	–	–	–	9	(16)

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,747)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(17)	–

Other movements	–	–	–	–	–	–	119	(115)

31 December 2020	(6,830)	(504)	(18)	179	573	(6,600)	(5,150)	47,191

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2019	(914)	(177)	6	179	573	(333)	(5,242)	43,799

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	5,704

Differences on exchange	(2,948)	–	–	–	–	(2,948)	–	–

Cash flow hedges

– net fair value losses	–	(246)	–	–	–	(246)	–	–

– reclassified and reported in profit for the year	–	53	–	–	–	53	–	–

Net investment hedges

– net fair value gains	21	–	–	–	–	21	–	–

– differences on exchange on borrowings	(18)	–	–	–	–	(18)	–	–

Associates - share of OCI, net of tax (note 5)	(115)	–	–	–	–	(115)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	56	–	–	–	56	–	–

Retirement benefit schemes

– net actuarial losses (note 11)	–	–	–	–	–	–	–	(582)

– surplus recognition (note 11)	–	–	–	–	–	–	–	(7)

Associates - share of OCI, net of tax (note 5)	–	–	7	–	–	7	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	75

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(32)	–	–	–	(32)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	115

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(3,476)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(117)	–

Other movements	–	–	–	–	–	–	98	(133)

31 December 2019	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Accounting policy change (IFRS 9) (note 30)	–	–	(9)	–	–	(9)	–	(29)

1 January 2018	(4,029)	(132)	8	179	573	(3,401)	(5,195)	42,101

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,032

Differences on exchange	3,861	–	–	–	–	3,861	–	–

Cash flow hedges

– net fair value losses	–	(58)	–	–	–	(58)	–	–

– reclassified and reported in profit for the year	–	17	–	–	–	17	–	–

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	–	–	(8)	–	8

Net investment hedges

– net fair value losses	(472)	–	–	–	–	(472)	–	–

– differences on exchange on borrowings	(236)	–	–	–	–	(236)	–	–

Associates - share of OCI, net of tax (note 5)	(38)	–	–	–	–	(38)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	18	–	–	–	18	–	–

Retirement benefit schemes

– net actuarial gains	–	–	–	–	–	–	–	138

– surplus recognition	–	–	–	–	–	–	–	4

Associates - share of OCI, net of tax (note 5)	–	–	6	–	–	6	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(33)

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(22)	–	–	–	(22)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	121

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,463)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(139)	–

Non-controlling interests - acquisitions	–	–	–	–	–	–	–	(11)

Other movements	–	–	–	–	–	–	92	(98)

31 December 2018	(914)	(177)	6	179	573	(333)	(5,242)	43,799

i.	Translation reserve:

The translation reserve is explained in the accounting policy on foreign currencies in note 1.

In 2018, within the translation reserve differences on exchange, a gain of £107 million has been recognised in relation to the application of hyperinflationary accounting in Venezuela as explained in note 3(h).

ii.	Hedging reserve:

The hedging reserve is explained in the accounting policy on financial instruments in note 1.

Of the amounts reclassified from the hedging reserve and reported in profit for the year, a gain of £16 million (2019: £12 million gain; 2018: £15 million gain) and a gain of £19 million (2019: £3 million gain; 2018: £23 million gain) were reported within revenue and raw materials and consumables, respectively, together with a loss of £2 million (2019: £11 million gain; 2018: £7 million loss) reported in other operating expenses and a gain of £57 million (2019: £27 million gain; 2018: £14 million loss) reported within net finance costs.

The Group hedges certain foreign currency denominated borrowings with cross-currency interest rate swaps. As permitted by IFRS 9 Financial Instruments, the foreign currency basis spreads have been separated from the hedging instrument and are recognised in reserves as a ‘cost of hedging’ and are reclassified to the income statement in the same period in which profit and loss is affected by the hedged expected cashflows as a component of the associated interest expense. The basis spreads are disclosed within hedging reserves as they are not material. Included within the balance of hedging reserves at 31 December 2020 is an accumulated gain of £9 million (2019: £14 million; 2018: £20 million) in respect of the cost of hedging.

iii.	Fair value reserve:

The fair value reserve is explained in the accounting policy on financial instruments in note 1. Fair value gains and losses arising from investments held at fair value through other comprehensive income are recognised in this reserve.

iv.	Revaluation reserve:

The revaluation reserve relates to the acquisition of the cigarette and snus business of ST in 2008.

v.	Other reserves:

Other reserves comprise:

(a) £483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American Tobacco p.l.c. acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and

(b) In the 1999 Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.

vi.	Treasury shares:

Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £4,836 million (2019: £4,845 million; 2018: £4,845 million) for shares repurchased and not cancelled and £314 million (2019: £416 million; 2018: £397 million) in respect of the cost of own shares held in employee share ownership trusts. The reduction in the shares repurchased and not cancelled is primarily due to shares reissued to satisfy the vesting of US share options.

The share buy-back programme was suspended from 30 July 2014. As at 31 December 2020, treasury shares include 6,053,158 (2019: 8,275,677; 2018: 7,536,408) shares held in trust and 162,347,246 (2019: 162,645,590; 2018: 162,645,590) shares repurchased and not cancelled as part of the Company’s share buy-back programme. From March 2020 the Company has utilised shares acquired in the share buy-back programme to satisfy shared-based payment awards made to certain employees.

Taxation in equity
The tax attributable to components of other comprehensive income is as follows:

	2020 £m	2019 £m	2018 £m

Hedging reserve

Cash flow hedges – net fair value losses	44	56	18

	44	56	18

Retained earnings

– actuarial (gains)/losses in respect of subsidiaries	(26)	75	(33)

	(26)	75	(33)

Owners of the parent	18	131	(15)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	18	131	(15)

(c)	Non-controlling interests

Movements in non-controlling interests primarily relate to profit for the year and dividends (reported as a movement in retained earnings) and differences on exchange arising from the translation into sterling (reported as a movement in other reserves). Information on subsidiaries with material non-controlling interests is provided in note 28.

(d)	Dividends and other appropriations

With effect from 1 January 2018, the Company pays interim dividends on a quarterly basis. The interim quarterly dividend payment for the year ended 31 December 2019 of 210.4p per ordinary share (31 December 2018: 203.0p per ordinary share) was payable in four equal instalments: amounts payable in May 2020 of £1,185 million (May 2019: £1,157 million), August 2020 of £1,195 million (August 2019: £1,159 million), November 2020 of £1,206 million (November 2019: £1,160 million) and £1,203 million in February 2021 (February 2020: £1,161 million) respectively. The total dividends recognised as an appropriation from reserves in 2020 was £4,747 million (2019: £3,476 million).

As described in last year’s annual report, the Group revised in 2019 the recognition of the dividend. From 2019, the Group recognises interim dividends as a liability in the Group’s financial statements in the period in which they are paid. Prior to this, interim dividends were recognised when confirmed by the Directors of the Company.

The Board has declared an interim dividend of 215.6p per ordinary share of 25p, for the year ended 31 December 2020, payable in four equal quarterly instalments of 53.9p per ordinary share in May 2021, August 2021, November 2021 and February 2022. These payments will be recognised as appropriations from reserves in 2021 and 2022. The total amount payable is estimated to be £4,946 million based on the number of shares outstanding at the date of these accounts.